Fair value measurement - Fair value hierarchy (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Fair value measurement
Assets transfer out of Level 1 into Level 2	₨ 0	₨ 0
Assets transfer out of Level 2 into Level 1	0	0
Liabilities transfer out of Level 1 into Level 2	0	0
Liabilities transfer out of Level 2 into Level 1	0	0
Assets transfers into Level 3 fair value measurements	0	0
Assets transfers out of Level 3 fair value measurements	0	0
Liabilities transfers into Level 3 fair value measurements	0	0
Liabilities transfers out of Level 3 fair value measurements	0	0
Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	1,914,604	1,340,331
Financial liabilities carried at amortized cost
Fair value measurement
Financial liabilities, at fair value	6,446,129	3,439,399
Fair value
Fair value measurement
Financial liabilities, at fair value	3,678,807	1,385,208
Fair value | Warrants | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	1,914,604	1,337,418
Fair value | Contingent dividend | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value		2,913
Fair value | Liability for acquisition of business | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	904,727
Fair value | Borrowings | Financial liabilities carried at amortized cost
Fair value measurement
Financial liabilities, at fair value	859,476	44,877
Fair value | Assets for which fair value is disclosed
Fair value measurement
Financial assets, at fair value	530,098	3,147,918
Fair value | Assets for which fair value is disclosed | Term deposits
Fair value measurement
Financial assets, at fair value	412,144	3,027,861
Fair value | Assets for which fair value is disclosed | Other financial assets
Fair value measurement
Financial assets, at fair value	117,954	120,057
Level 1
Fair value measurement
Financial liabilities, at fair value	1,914,520	1,335,189
Level 1 | Warrants | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	1,914,520	1,335,189
Level 2
Fair value measurement
Financial liabilities, at fair value	859,476	44,877
Level 2 | Borrowings | Financial liabilities carried at amortized cost
Fair value measurement
Financial liabilities, at fair value	859,476	44,877
Level 2 | Assets for which fair value is disclosed
Fair value measurement
Financial assets, at fair value	530,098	3,147,918
Level 2 | Assets for which fair value is disclosed | Term deposits
Fair value measurement
Financial assets, at fair value	412,144	3,027,861
Level 2 | Assets for which fair value is disclosed | Other financial assets
Fair value measurement
Financial assets, at fair value	117,954	120,057
Level 3
Fair value measurement
Financial liabilities, at fair value	904,811	5,142
Level 3 | Warrants | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	84	2,229
Level 3 | Contingent dividend | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value		₨ 2,913
Level 3 | Liability for acquisition of business | Financial liabilities carried at fair value
Fair value measurement
Financial liabilities, at fair value	₨ 904,727